UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

215-882-9983

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Unaudited)
December 31, 2017

Shares		Value
COMMON STOCKS - 99.8%
Advertising, Public Relations, and Related Services - 2.4%
30,363	Omnicom Group, Inc.	$2,211,337
Automotive Parts, Accessories, and Tire Stores - 2.5%
3,231	AutoZone, Inc. (a)	2,298,436
Beverage Manufacturing - 2.5%
28,026	Molson Coors Brewing Co.	2,300,094
Cable and Other Subscription Programming - 5.4%
116,120	Discovery Communications, Inc. (a)	2,598,766
77,999	Viacom, Inc.	2,403,149
		5,001,915
Clothing Stores - 7.6%
49,599	Nordstrom, Inc.	2,350,000
67,578	The Gap, Inc.	2,301,707
69,931	Urban Outfitters, Inc. (a)	2,451,781
		7,103,488
Communications Equipment Manufacturing - 2.4%
29,744	InterDigital, Inc.	2,265,006
Computer and Peripheral Equipment Manufacturing - 4.9%
108,095	HP, Inc.	2,271,076
80,994	Juniper Networks, Inc.	2,308,329
		4,579,405
Department Stores - 5.2%
47,013	Kohl's Corp.	2,549,515
91,251	Macy's, Inc.	2,298,613
		4,848,128
Drugs and Druggists' Sundries Merchant Wholesalers - 2.4%
33,283	Herbalife Ltd. (a) (b)	2,253,925
Electronics and Appliance Stores - 2.7%
36,920	Best Buy Co., Inc.	2,527,912
Food Products - 2.0%
13,420	Sanderson Farms, Inc.	1,862,428
Health and Personal Care Stores - 5.1%
32,007	CVS Health Corp.	2,320,507
33,298	Express Scripts Holding Co. (a)	2,485,363
		4,805,870
Home Furnishings Stores - 2.3%
42,145	Williams-Sonoma, Inc.	2,178,896
Insurance Carriers - 9.7%
10,138	Anthem, Inc.	2,281,151
23,021	Centene Corp. (a)	2,322,359
9,010	Humana, Inc.	2,235,111
11,018	WellCare Health Plans, Inc. (a)	2,215,830
		9,054,451
Iron and Steel Mills and Ferroalloy Manufacturing - 2.7%
57,697	Steel Dynamics, Inc.	2,488,472

Motor Vehicle Body and Trailer Manufacturing - 2.5%
110,375	Gentex Corp.	2,312,356
Motor Vehicle Parts Manufacturing - 2.4%
12,940	Lear Corp.	2,285,980
Newspaper, Periodical, Book, and Directory Publishers - 2.5%
164,594	TEGNA, Inc.	2,317,483
Nondepository Credit Intermediation - 2.3%
80,212	H&R Block, Inc.	2,103,159
Other General Merchandise Stores - 4.9%
38,883	Big Lots, Inc.	2,183,280
37,070	Target Corp.	2,418,818
		4,602,098
Other Telecommunications - 2.5%
44,861	Verizon Communications, Inc.	2,374,493
Pharmaceutical and Medicine Manufacturing - 5.1%
30,899	Gilead Sciences, Inc.	2,213,604
16,924	United Therapeutics Corp. (a)	2,503,906
		4,717,510
Radio and Television Broadcasting - 2.7%
66,456	Sinclair Broadcast Group, Inc.	2,515,360
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 5.2%
74,928	Huntsman Corp.	2,494,353
21,544	LyondellBasell Industries NV (b)	2,376,734
		4,871,087
Semiconductor and Other Electronic Component Manufacturing - 5.0%
45,794	Cirrus Logic, Inc. (a)	2,374,877
54,955	Micron Technology, Inc. (a)	2,259,749
		4,634,626
Shoe Stores - 2.6%
52,502	Foot Locker, Inc.	2,461,294
Sporting Goods, Hobby, and Musical Instrument Stores - 2.3%
75,714	Dicks Sporting Goods, Inc.	2,176,020
	TOTAL COMMON STOCKS
	(Cost $85,194,717)	$93,151,229
	TOTAL INVESTMENTS - 99.8%
	(Cost $85,194,717)	$93,151,229
	Other Assets in Excess of Liabilities - 0.2%	200,541
	TOTAL NET ASSETS - 100.0%	$93,351,770

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Unaudited)
December 31, 2017

Shares		Value
COMMON STOCKS - 99.7%
Australia - 11.6%
165,511	BlueScope Steel Ltd.	$1,984,882
184,552	Crown Resorts Ltd.	1,874,838
440,776	Fortescue Metals Group Ltd.	1,678,308
29,627	Rio Tinto Ltd.	1,752,460
631,058	South32 Ltd.	1,718,417
		9,008,905
Cayman Islands - 2.4%
1,668,718	WH Group Ltd.	1,883,832
Denmark - 4.6%
18,961	Pandora A/S	2,064,267
21,293	Vestas Wind Systems A/S	1,471,536
		3,535,803
France - 4.0%
70,933	Peugeot SA	1,443,018
16,206	Renault SA	1,631,606
		3,074,624
Germany - 2.3%
17,527	Covestro AG	1,809,186
Hong Kong - 2.2%
166,813	China Mobile Ltd.	1,692,075
Japan - 52.1%
33,000	ABC-MART, Inc.	1,894,919
33,700	Aisin Seiki Co Ltd.	1,893,242
151,800	Daicel Corp.	1,727,158
90,600	Fujitsu General Ltd.	1,989,256
599,200	GungHo Online Entertainment, Inc.	1,648,564
116,000	Haseko Corp.	1,802,671
39,100	Hitachi High-Technologies Corp.	1,648,325
217,000	Hitachi Ltd.	1,690,742
154,000	KAJIMA CORP.	1,481,571
62,100	KDDI Corp.	1,545,680
102,900	KINDEN Corp.	1,678,546
36,800	Miraca Holdings, Inc.	1,575,860
144,600	NHK SPRING Co., Ltd.	1,591,338
175,600	Nissan Motor Co., Ltd.	1,750,935
125,200	Obayashi Corp.	1,515,623
89,600	Sekisui House Ltd.	1,618,645
15,100	Shimamura Co., Ltd.	1,661,771
141,400	Shimizu Corp.	1,460,746
38,200	Sumitomo Heavy Industries, Ltd.	1,617,164
31,000	Suzuki Motor Corp.	1,797,683
29,400	Taisei Corp.	1,463,803
605,000	Toshiba Corp. (a)	1,702,108
76,000	TOSOH CORP.	1,722,689
88,800	Toyota Boshoku Corp.	1,859,145
		40,338,184

Jersey - 2.3%
98,578	WPP PLC	1,784,801
Norway - 1.9%
98,096	Subsea 7 SA	1,469,540
United Kingdom - 16.3%
86,279	Anglo American PLC	1,805,003
197,640	Barratt Developments PLC	1,727,809
417,743	Kingfisher PLC	1,904,677
44,832	Persimmon PLC	1,657,306
198,502	Redrow PLC	1,754,105
639,985	Taylor Wimpey PLC	1,783,449
34,930	The Berkeley Group Holdings PLC	1,979,332
		12,611,681
	TOTAL COMMON STOCKS
	(Cost $70,340,028)	$77,208,631
	TOTAL INVESTMENTS - 99.7%
	(Cost $70,340,028)	$77,208,631
	Other Assets in Excess of Liabilities - 0.3%	230,191
	TOTAL NET ASSETS - 100.0%	$77,438,822

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Unaudited)
December 31, 2017

Shares		Value
COMMON STOCKS - 99.8%
Aerospace Product and Parts Manufacturing - 2.2%
3,522	The Boeing Company	$1,038,673
Animal Slaughtering and Processing - 1.7%
26,199	Pilgrim's Pride Corp. (a)	813,741
Auto Components - 2.0%
28,841	Dana Holding Corp.	923,200
Beverage Manufacturing - 1.8%
8,841	National Beverage Corp.	861,467
Business Support Services - 2.1%
17,541	TransUnion (a)	964,053
Chemicals - 2.0%
7,188	Albemarle Corp.	919,273
Colleges, Universities, and Professional Schools - 1.9%
9,943	Grand Canyon Education, Inc. (a)	890,197
Computer and Peripheral Equipment Manufacturing - 3.8%
4,050	Arista Networks, Inc. (a)	954,099
24,246	Square, Inc. (a)	840,609
		1,794,708
Computer Systems Design and Related Services - 2.0%
21,981	Cadence Design Systems, Inc. (a)	919,245
Data Processing, Hosting, and Related Services - 2.1%
16,596	InterXion Holding NV (a) (b)	978,002
Food Products - 1.7%
5,697	Sanderson Farms, Inc.	790,630
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 4.2%
31,835	Entegris, Inc.	969,376
12,969	SiteOne Landscape Supply, Inc. (a)	994,722
		1,964,098
Independent Artists, Writers, and Performers - 2.1%
15,299	Activision Blizzard, Inc.	968,733
Industrial Machinery Manufacturing - 2.0%
17,931	Applied Materials, Inc.	916,633
Management, Scientific, and Technical Consulting Services - 2.0%
14,829	2U, Inc. (a)	956,619
Medical Equipment and Supplies Manufacturing - 5.6%
3,673	Align Technology, Inc. (a)	816,104
13,335	Insulet Corp. (a)	920,115
2,405	Intuitive Surgical, Inc. (a)	877,681
		2,613,900
Motor Vehicle Parts Manufacturing - 1.9%
7,307	Visteon Corp. (a)	914,398
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.9%
13,966	Cognex Corp.	854,160
1,517	Mettler-Toledo International, Inc. (a)	939,812
23,240	Teradyne, Inc.	973,059
		2,767,031
Nondepository Credit Intermediation - 6.3%
15,310	Green Dot Corp. (a)	922,581
21,365	Houlihan Lokey, Inc.	970,612
3,186	LendingTree, Inc. (a)	1,084,674
		2,977,867

Other Financial Investment Activities - 5.9%
58,378	BGC Partners, Inc.	882,092
8,751	Ferrari NV ADR	917,455
19,991	Moelis & Co.	969,563
		2,769,110
Other General Purpose Machinery Manufacturing - 2.1%
22,092	Graco, Inc.	999,000
Other Miscellaneous Store Retailers - 2.1%
5,369	Stamps.com, Inc. (a)	1,009,372
Pharmaceutical and Medicine Manufacturing - 2.0%
9,901	AbbVie, Inc.	957,526
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.0%
11,735	Paycom Software, Inc. (a)	942,672
Residential Building Construction - 4.0%
272	NVR, Inc. (a)	954,236
28,058	PulteGroup, Inc.	932,928
		1,887,164
Restaurants and Other Eating Places - 2.4%
13,979	Wayfair, Inc. (a)	1,122,094
Scientific Research and Development Services - 2.2%
9,241	Charles River Laboratories International, Inc. (a)	1,011,427
Securities and Commodity Exchanges - 2.1%
7,844	Cboe Global Markets, Inc.	977,284
Semiconductor and Other Electronic Component Manufacturing - 9.9%
4,158	IPG Photonics Corp. (a)	890,353
4,874	Lam Research Corp.	897,157
9,974	MKS Instruments, Inc.	942,543
47,484	ON Semiconductor Corp. (a)	994,315
5,280	Universal Display Corp.	911,592
		4,635,960
Software Publishers - 7.8%
5,365	Adobe Systems, Inc. (a)	940,163
8,677	Autodesk, Inc. (a)	909,610
7,433	IAC/InterActiveCorp (a)	908,907
7,622	Red Hat, Inc. (a)	915,402
		3,674,082
Spectator Sports - 2.1%
18,823	Scientific Games Corp. (a)	965,620
Spring and Wire Product Manufacturing - 1.9%
14,378	Barnes Group, Inc.	909,696
	TOTAL COMMON STOCKS
	(Cost $44,430,296)	$46,833,475
	TOTAL INVESTMENTS - 99.8%
	(Cost $44,430,296)	$46,833,475
	Other Assets in Excess of Liabilities - 0.2%	103,468
	TOTAL NET ASSETS - 100.0%	$46,936,943

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.
ADR - American Deposity Receipt

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Unaudited)
December 31, 2017

Shares		Value
COMMON STOCKS - 99.7%
Australia - 2.0%
278,484	Qantas Airways Ltd.	$1,095,128
Austria - 4.3%
12,412	ams AG	1,126,627
18,604	OMV AG	1,179,268
		2,305,895
European Union - 2.5%
43,939	Fevertree Drinks PLC	1,350,810
France - 11.0%
3,263	Christian Dior Se	1,192,343
13,281	Eurazeo SA	1,227,007
15,094	Faurecia	1,179,536
9,801	Ipsen SA	1,170,913
2,590	Kering	1,221,288
		5,991,087
Germany - 4.5%
33,631	Deutsche Lufthansa AG	1,239,614
10,826	Wirecard AG	1,208,936
		2,448,550
Hong Kong - 2.2%
1	I-CABLE Communications Ltd. (a)	-
270,543	Kerry Properties Ltd.	1,217,173
		1,217,173
Italy - 2.1%
385,813	Iren SpA	1,157,291
Japan - 46.7%
21,800	DAIFUKI CO., LTD.	1,187,948
5,400	Disco Corp.	1,201,491
22,600	Furukawa Electric Co., Ltd.	1,115,207
16,100	Gmo Payment Gateway, Inc.	1,331,724
2,300	Keyence Corp.	1,288,449
58,200	Minebea Co.	1,220,560
108,800	Mitsubishi Chemical Holdings Corp.	1,193,976
41,800	Mitsubishi Gas Chemical Co., Inc.	1,200,115
21,400	Mitsui Mining & Smelting Co., Ltd.	1,251,617
42,800	Nexon Co., Ltd. (a)	1,245,920
24,500	Nihon M&A Center Inc.	1,167,650
13,200	Oracle Corp Japan	1,094,191
32,100	Pola Orbis Holdings, Inc.	1,126,741
51,200	Recruit Holdings Co Ltd.	1,272,332
11,600	Rohm Co., Ltd.	1,284,881
25,900	Square Enix Holdings Co. Ltd.	1,232,074
6,600	Tokyo Electron Ltd.	1,194,941
54,100	TOSOH CORP.	1,226,283
18,400	ULVAC, Inc.	1,159,441
15,400	Yakult Honsha Co., Ltd.	1,161,748
26,500	Yaskawa Electric Corp.	1,167,717
		25,325,006

Jersey - 2.2%
24,359	Wizz Air Holdings Plc (a)	1,210,287
Netherlands - 4.3%
28,536	ASR Nederland N.V.	1,174,563
52,450	STMicroelectronics N.V.	1,145,361
		2,319,924
Sweden - 2.2%
118,168	Svenska Cellulosa AB SCA	1,217,967
Switzerland - 6.6%
70,290	OC Oerlikon Corp AG	1,186,588
1,605	Straumann Holding AG	1,134,017
8,464	VAT Group AG	1,254,248
		3,574,853
United Kingdom - 9.1%
99,893	Bodycote PLC	1,231,365
439,596	Man Group PLC	1,227,398
33,158	Persimmon PLC	1,225,753
132,319	SSP Group PLC	1,220,180
		4,904,696
	TOTAL COMMON STOCKS
	(Cost $48,633,133)	$54,118,667
	TOTAL INVESTMENTS - 99.7%
	(Cost $48,633,133)	$54,118,667
	Other Assets in Excess of Liabilities - 0.3%	139,086
	TOTAL NET ASSETS - 100.0%	$54,257,753

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments (Unaudited)
December 31, 2017

Shares		Value
INVESTMENT COMPANIES - 99.9%
470,787	Alpha Architect U.S. Quantitative Value ETF (a)(b)	$14,457,869
435,522	Alpha Architect International Quantitative Value ETF (a)(b)	14,394,002
484,678	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	13,863,002
547,648	Alpha Architect International Quantitative Momentum ETF (a)(b)	16,632,070
	TOTAL INVESTMENT COMPANIES (Cost $53,736,389)	$59,346,943

	TOTAL INVESTMENTS - 99.9% (Cost $53,736,389)	$59,346,943
	Other Assets in Excess of Liabilities - 0.1%	47,159
	TOTAL NET ASSETS - 100.0%	$59,394,102

Percentages are stated as a percent of net assets.

(a) Affiliated Fund.
(b) All or a portion of these securities have been segrated as collateral for broker agreements. Total value of securities segregated amounted to $12,273,250.

Affiliated Underlying Funds

Information regarding the Fund's purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds for the period ended December 31, 2017 is as follows:

	Value, beginning of period	Purchases	Proceeds from Sales	Net Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions

Alpha Architect U.S. Quantitative Value ETF	$9,334,889	$3,746,933	$-	$-	$1,376,047	$14,457,869	$52,319	$-
Alpha Architect International Quantitative Value ETF	10,194,048	3,842,845	-	-	357,109	14,394,002	143,957	-
Alpha Architect U.S. Quantitative Momentum ETF	9,620,501	3,746,680	-	-	495,821	13,863,002	-	-
Alpha Architect International Quantitative Momentum ETF	11,376,649	4,423,420	-	-	832,001	16,632,070	91,074	-
	$40,526,087	$15,759,878	$-	$-	$3,060,978	$59,346,943	$287,350	$-

The unaudited cost basis of investments for federal income tax purposes at December 31, 2017 (unaudited) was as follows*:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Cost of investments	$85,194,717	$70,340,028

Gross unrealized appreciation	$9,098,142	$8,434,586

Gross unrealized depreciation	$(1,141,630)	$(1,565,983)
Net unrealized appreciation/(depreciation)	$7,956,512	$6,868,603

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Cost of investments	$44,430,296	$48,633,133
Gross unrealized appreciation	$3,547,642	$6,155,249
Gross unrealized depreciation	$(1,144,463)	$(669,715)
Net unrealized appreciation/(depreciation)	$2,403,179	$5,485,534

Alpha Architect Value Momentum Trend ETF
Cost of investments	$53,736,389
Gross unrealized appreciation	$5,610,554
Gross unrealized depreciation	$-
Net unrealized appreciation/(depreciation)	$5,610,554

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.  Effective January 31, 2018, the ValueShares U.S. Quantitative Value ETF name changed to Alpha Architect U.S. Quantitative Value ETF, the ValueShares International Quantitative Value ETF name changed to Alpha Architect International Quantitative Value ETF, the MomentumShares U.S. Quantitative Momentum ETF name changed to Alpha Architect U.S. Quantitative Momentum ETF, and the MomentumShares International Quantitative Momentum ETF name changed to Alpha Architect International Quantitative Momentum ETF.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of December 31, 2017:

	Alpha Architect U.S. Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$93,151,229	$-	$-	$93,151,229
Total Investments in Securites	$93,151,229	$-	$-	$93,151,229

	Alpha Architect International Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$77,208,631	$-	$-	$77,208,631
Total Investments in Securites	$77,208,631	$-	$-	$77,208,631

	Alpha Architect U.S. Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$46,833,475	$-	$-	$46,833,475
Total Investments in Securites	$46,833,475	$-	$-	$46,833,475

	Alpha Architect International Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$54,118,667	$-	$-	$54,118,667
Total Investments in Securites	$54,118,667	$-	$-	$54,118,667

	Alpha Architect Value Momentum Trend ETF
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity*	$59,346,943	$-	$-	$59,346,943
Total Investments in Securites	$59,346,943	$-	$-	$59,346,943

* For further detail on each asset class, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title)  /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date  February 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date  February 13, 2018

By (Signature and Title)  /s/ John R. Vogel
                                            John R. Vogel, Principal Financial Officer, Treasurer

Date  February 13, 2018